Segment Information (Tables)	6 Months Ended
Jun. 30, 2017
Segment Information
Summary of the Group's revenues
Revenues	Advertising & Marketing	Other	Total
	(In thousand)
Six months ended June 30, 2016	$226,419	$39,756	$266,175
Six months ended June 30, 2017	$387,637	$64,937	$452,574